Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 99.7%
Aerospace & Defense – 4.9%
FTAI Aviation Ltd	32	$7,840
Howmet Aerospace Inc	3,384	779,877
Huntington Ingalls Industries Inc	12,482	4,741,912
L3Harris Technologies Inc	40,895	14,114,909
Lockheed Martin Corp	3,588	2,168,551
Northrop Grumman Corp	1,098	749,100
Textron Inc	65,790	5,760,572
		28,322,761
Automobiles – 1.7%
Tesla Inc*	25,670	9,542,823
Banks – 10.0%
Bank of America Corp	250,301	12,202,174
Canadian Imperial Bank of Commerce	112,534	10,662,596
Citigroup Inc	46,661	5,291,824
JPMorgan Chase & Co	66,088	19,440,446
Toronto-Dominion Bank/The	112,439	10,491,683
		58,088,723
Building Products – 0.8%
Trane Technologies PLC	11,486	4,786,676
Capital Markets – 7.4%
Cboe Global Markets Inc	40,417	11,360,006
CME Group Inc	3,130	924,445
Goldman Sachs Group Inc	6,929	5,861,865
Interactive Brokers Group Inc	47,660	3,196,556
Intercontinental Exchange Inc	32,775	5,154,852
Moody's Corp	19,487	8,501,204
Nasdaq Inc	91,801	7,792,987
		42,791,915
Commercial Services & Supplies – 0.1%
Cintas Corp	3,757	635,459
Diversified Financial Services – 4.4%
Berkshire Hathaway Inc - Class B*	32,111	15,387,591
Fiserv Inc*	35	1,953
Mastercard Inc - Class A	20,024	10,005,192
		25,394,736
Electric Utilities – 2.2%
Entergy Corp	96,732	10,868,807
NextEra Energy Inc	19,745	1,833,916
		12,702,723
Electrical Equipment – 2.6%
Eaton Corp PLC	15,544	5,559,622
Emerson Electric Co	74,275	9,731,511
		15,291,133
Electronic Equipment, Instruments & Components – 0.7%
Flex Ltd*	145	9,492
Jabil Inc	15,488	4,114,077
		4,123,569
Energy Equipment & Services – 0%
TechnipFMC PLC	2,050	141,717
Entertainment – 1.3%
Take-Two Interactive Software Inc*	38,014	7,507,765
TKO Group Holdings Inc	500	100,825
		7,608,590
Food & Staples Retailing – 4.8%
Costco Wholesale Corp	10,049	10,013,125
Kroger Co	4,672	338,066
Walmart Inc	139,644	17,354,956
		27,706,147
Health Care Equipment & Supplies – 0.8%
Boston Scientific Corp*	48,895	3,068,161
Solventum Corp*	21,975	1,434,968
		4,503,129
Health Care Providers & Services – 2.3%
AmerisourceBergen Corp	26,798	8,418,324

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
DaVita Inc*	19,182	$2,948,082
McKesson Corp	2,348	2,031,865
		13,398,271
Health Care Real Estate Investment Trusts (REITs) – 1.6%
Welltower Inc	47,499	9,391,027
Hotels, Restaurants & Leisure – 4.6%
Booking Holdings Inc	1,233	5,191,325
Boyd Gaming Corp	99,101	8,144,120
McDonald's Corp	40,686	12,644,802
Restaurant Brands International Inc	2,296	169,674
Yum! Brands Inc	2,219	345,010
		26,494,931
Household Durables – 0%
Garmin Ltd	21	4,872
Tempur Sealy International Inc	1,280	94,618
		99,490
Household Products – 0%
Colgate-Palmolive Co	26	2,216
Insurance – 1.4%
Allstate Corp	1,812	375,700
Arch Capital Group Ltd*	43	4,127
MetLife Inc	110,355	7,804,306
		8,184,133
Interactive Media & Services – 8.5%
Alphabet Inc - Class A	129,544	37,251,673
Meta Platforms Inc - Class A	20,901	11,958,089
		49,209,762
Machinery – 3.4%
Cummins Inc	12,844	6,910,329
Parker-Hannifin Corp	14,044	12,572,750
		19,483,079
Metals & Mining – 0.6%
Wheaton Precious Metals Corp	28,200	3,694,482
Multiline Retail – 3.7%
Amazon.com Inc*	101,622	21,164,814
Coupang Inc*	12,476	235,547
		21,400,361
Oil, Gas & Consumable Fuels – 2.6%
Cabot Oil & Gas Corp	244,360	8,586,810
Chesapeake Energy Corp	16	1,756
EQT Corp	5,395	343,338
Range Resources Corp	137,298	6,203,124
		15,135,028
Pharmaceuticals – 1.2%
Axsome Therapeutics Inc*	3,948	667,291
Eli Lilly & Co	6,999	6,437,470
		7,104,761
Real Estate Management & Development – 0.7%
CBRE Group Inc*	28,627	3,877,813
Semiconductor & Semiconductor Equipment – 13.4%
Broadcom Inc	42,464	13,143,033
KLA Corp	5,300	7,803,773
Micron Technology Inc	8,601	2,905,762
NVIDIA Corp	253,081	44,137,326
Rambus Inc*	114,473	9,848,112
		77,838,006
Software – 6.9%
Fair Isaac Corp*	1,780	1,900,221
Guidewire Software Inc*	24,010	3,590,936
Microsoft Corp	76,078	28,161,793
Rubrik Inc - Class A*	21,181	1,037,234
Trimble Inc*	82,372	5,373,125
		40,063,309
Specialized Real Estate Investment Trusts (REITs) – 0.2%
American Tower Corp	4,115	710,167
Public Storage	934	253,002
		963,169

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 0.1%
Dick's Sporting Goods Inc	16	$3,172
O'Reilly Automotive Inc*	6,657	614,508
		617,680
Technology Hardware, Storage & Peripherals – 6.8%
Apple Inc	155,820	39,545,558
Water Utilities – 0%
American Water Works Co Inc	17	2,314
Total Common Stocks (cost $420,068,123)		578,145,491
Investment Companies – 0.4%
Exchange-Traded Funds (ETFs) – 0.2%
Schwab US Large-Cap#	41,893	1,074,136
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£	1,084,009	1,084,009
Total Investment Companies (cost $2,232,799)		2,158,145
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	575,720	575,720
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$143,930	143,930
Total Investments Purchased with Cash Collateral from Securities Lending (cost $719,650)		719,650
Total Investments (total cost $423,020,572) – 100.2%		581,023,286
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,018,013)
Net Assets – 100%		$580,005,273

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$555,627,587	95.6%
Canada	25,018,435	4.3
South Korea	235,547	0.1
United Kingdom	141,717	0.0
Total	$581,023,286	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$494,752	$28,790,802	$(28,201,296)	$(249)	$-	$1,084,009	1,084,009	$16,454
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	5,052,161	47,570,723	(52,047,164)	-	-	575,720	575,720	11,320 ∆
Total Affiliated Investments - 0.3%
	$5,546,913	$76,361,525	$(80,248,460)	$(249)	$-	$1,659,729	1,659,729	$27,774

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$578,145,491	$-	$-
Investment Companies	1,074,136	1,084,009	-
Investments Purchased with Cash Collateral from Securities Lending	-	719,650	-
Total Assets	$579,219,627	$1,803,659	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70297 05-26